Reinsurance	12 Months Ended
Dec. 31, 2018
Insurance Contracts [Abstract]
Reinsurance
Reinsurance is used primarily to limit exposure to large losses. We have a retention policy that requires that such arrangements be placed with well-established, highly-rated reinsurers. Coverage is well-diversified and controls are in place to manage exposure to reinsurance counterparties. While reinsurance arrangements provide for the recovery of claims arising from the liabilities ceded, we retain primary responsibility to the policyholders.

11.A Reinsurance Assets
Reinsurance assets are measured using the amounts and assumptions associated with the underlying insurance contracts and in accordance with the terms of each reinsurance contract. Reinsurance assets are comprised of the following:

As at December 31, 2018	SLF Canada	SLF U.S.	SLF Asia	Corporate(1)	Total
Individual participating life	$20	$10	$180	$—	$210
Individual non-participating life and health	(205)	1,076	36	21	928
Group life and health	358	1,848	2	—	2,208
Individual annuities	—	—	—	186	186
Group annuities	121	—	—	—	121
Reinsurance assets before other policy assets	294	2,934	218	207	3,653
Add: Other policy assets(2)	80	307	42	59	488
Total Reinsurance assets	$374	$3,241	$260	$266	$4,141

(1)	Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $21 for Individual non-participating life and health, and $47 for Individual annuities.

(2)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2017	SLF Canada	SLF U.S.(1)	SLF Asia(1)	Corporate(2)	Total
Individual participating life	$4	$(33)	$207	$—	$178
Individual non-participating life and health	129	809	73	22	1,033
Group life and health	342	1,626	2	—	1,970
Individual annuities	—	—	—	195	195
Group annuities	127	—	—	—	127
Reinsurance assets before other policy assets	602	2,402	282	217	3,503
Add: Other policy assets(3)	85	353	32	55	525
Total Reinsurance assets	$687	$2,755	$314	$272	$4,028

(1) Balances in 2017 have been changed to conform with current year presentation as a result of the resegmentation described in Note 4.

(2)	Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $22 for Individual non-participating life and health, and $58 for Individual annuities.

(3)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

There was no impairment of Reinsurance assets in 2018 or 2017. Changes in Reinsurance assets are included in Note 10.A.iv.
11.B Reinsurance (Expenses) Recoveries
Reinsurance (expenses) recoveries are comprised of the following:

For the years ended December 31,	2018	2017
Recovered claims and benefits	$1,839	$3,704
Commissions	74	85
Reserve adjustments	25	224
Operating expenses and other	83	360
Reinsurance (expenses) recoveries	$2,021	$4,373

11.C Reinsurance Gains or Losses
We did not enter into reinsurance arrangements that resulted in profits on inception in 2018 or 2017.